Other Financial Instruments and Fair Value Measurements (Details 1) - Fair value measurements recurring [Member] - USD ($) $ in Millions		Apr. 30, 2018	Apr. 30, 2017
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[1]	$ (4,579.8)	$ (5,023.8)
Total financial instruments measured at fair value		(4,524.3)	(4,989.4)
Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	9.3	1.1
Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	36.1	34.7
Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.4	11.5
Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	8.2	(16.0)
Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	1.5	3.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[1]	(4,579.8)	(4,473.2)
Total financial instruments measured at fair value		(4,562.8)	(4,476.1)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	9.3	1.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.0	0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.4	11.5
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	7.2	(15.8)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	0.1	0.3
Significant Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[1]	0.0	(550.6)
Total financial instruments measured at fair value		38.5	(513.3)
Significant Observable Inputs (Level 2) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	36.1	34.7
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.0	0.0
Significant Observable Inputs (Level 2) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	1.0	(0.2)
Significant Observable Inputs (Level 2) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	1.4	2.8
Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	[1]	0.0	0.0
Total financial instruments measured at fair value		0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	[2]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	0.0	0.0
Significant Unobservable Inputs (Level 3) [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	[3]	$ 0.0	$ 0.0

[1]	Long-term debt is comprised of public Senior Notes classified as Level 1. In 2017, the previous term loan that was due March 23, 2020 is classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the term loan was based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from an estimated yield curve obtained from independent pricing sources for similar types of term loan borrowing arrangements. For additional information, see Note 8: Debt and Financing Arrangements.
[2]	Marketable securities and other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets, municipal obligations valued by a third party using valuation techniques that utilize inputs that are derived principally from or corroborated by observable market data, and money market funds with maturities of three months or less. Based on the short-term nature of these money market funds, carrying value approximates fair value. As of April 30, 2018, our municipal obligations are scheduled to mature as follows: $1.4 in 2019, $1.7 in 2020, $4.9 in 2021, $1.0 in 2022, and the remaining $27.1 in 2023 and beyond. For additional information, see Marketable Securities and Other Investments in Note 1: Accounting Policies.
[3]	Level 1 commodity and foreign currency exchange derivatives are valued using quoted market prices for identical instruments in active markets. Level 2 commodity and foreign currency exchange derivatives are valued using quoted prices for similar assets or liabilities in active markets. For additional information, see Note 10: Derivative Financial Instruments.